OTHER LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities
Financial liabilities	R$ 983,660	R$ 1,003,263
Amount of leases	2,938,012	3,471,865
Maturity of the leases	453,272	625,974
Expenses of depreciation	749,070	745,280
Interest and similar expenses	592,154	804,378
Foreign exchange variation	11,836	18,254
Short-term contracts	R$ 1,112	R$ 386